Significant Events (Tables)	12 Months Ended
Dec. 31, 2019
Significant Events [Abstract]
Description of nature and financial effect of business combinations during period	Consequently, the acquisition has been accounted for as an asset acquisition, with the following carrying amounts assigned based on relative fair values:Working capital11 Property, plant and equipment308 Other assets3 Other liabilities(2) Decommissioning and other provisions(19) Total acquisition cost301